UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Focus 40 Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 82.5%
Financials - 23.0%
Capital Markets - 2.5%
UBS AG (a)	6,526	$100,351

Commercial Banks - 2.4%
HSBC Holdings PLC	9,050	96,560

Diversified Financial Services - 2.5%
IG Group Holdings PLC	12,640	102,800

Insurance - 8.6%
Admiral Group PLC (b)	4,927	99,970
AIA Group Ltd.	14,600	64,003
Lancashire Holdings Ltd.	9,480	117,137
Prudential PLC	3,900	63,342

		344,452

Real Estate Management & Development - 7.0%
Global Logistic Properties Ltd.	77,000	163,522
Hang Lung Properties Ltd.	32,000	120,010

		283,532

		927,695

Consumer Staples - 18.3%
Food & Staples Retailing - 6.8%
Bizim Toptan Satis Magazalari AS	3,220	55,056
Jeronimo Martins SGPS SA	5,940	115,698
Olam International Ltd.	73,000	101,627

		272,381

Food Products - 3.1%
Unilever PLC	2,960	125,199

Household Products - 1.1%
Henkel AG & Co. KGaA	540	42,682

Tobacco - 7.3%
British American Tobacco PLC (b)	4,235	227,091
Japan Tobacco, Inc.	2,100	67,174

		294,265

		734,527

Consumer Discretionary - 14.8%
Automobiles - 2.1%
Toyota Motor Corp.	1,600	82,505

Distributors - 2.1%
Li & Fung Ltd.	62,000	85,708

Diversified Consumer Services - 2.8%
Estacio Participacoes SA	5,100	110,795

Hotels, Restaurants & Leisure - 3.3%
Sands China Ltd.	20,000	104,069
Sodexo	330	30,760

		134,829

Company	Shares	U.S. $ Value
Media - 0.5%
Naspers Ltd.	310	$19,315

Multiline Retail - 0.7%
Golden Eagle Retail Group Ltd. (c)	16,000	28,957

Specialty Retail - 1.1%
Belle International Holdings Ltd.	27,000	45,253

Textiles, Apparel & Luxury Goods - 2.2%
Cie Financiere Richemont SA	1,000	78,732
Samsonite International SA	4,200	10,529

		89,261

		596,623

Industrials - 10.0%
Construction & Engineering - 1.9%
Larsen & Toubro Ltd. (GDR) (d)	2,520	63,252
Samsung Engineering Co., Ltd.	140	16,232

		79,484

Professional Services - 6.5%
Capita PLC (b)	4,631	63,303
Intertek Group PLC	3,820	197,389

		260,692

Road & Rail - 1.6%
Globaltrans Investment PLC (Sponsored GDR) (d)	4,070	64,225

		404,401

Information Technology - 7.2%
Internet Software & Services - 1.5%
Telecity Group PLC	4,509	62,033

Semiconductors & Semiconductor Equipment - 5.7%
Samsung Electronics Co., Ltd. (Preference Shares)	292	228,639

		290,672

Materials - 4.8%
Chemicals - 4.8%
Filtrona PLC	17,337	192,228

Health Care - 2.5%
Life Sciences Tools & Services - 2.5%
Eurofins Scientific	470	98,817

Utilities - 1.0%
Independent Power Producers & Energy Traders - 1.0%
APR Energy PLC	3,110	39,868

Energy - 0.9%
Energy Equipment & Services - 0.9%
Technip SA	350	35,900

Total Common Stocks (cost $2,945,539)		3,320,731

Company	Shares	U.S. $ Value
WARRANTS - 12.3%
Financials - 8.2%
Consumer Finance - 4.2%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	17,560	$59,316
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	8,440	107,836

		167,152

Thrifts & Mortgage Finance - 4.0%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	10,650	161,265

		328,417

Industrials - 2.1%
Industrial Conglomerates - 2.1%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	43,860	85,452

Information Technology - 1.9%
IT Services - 1.9%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	2,660	77,117

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	11,340	3,912

Total Warrants (cost $450,350)		494,898

	Contracts
OPTIONS PURCHASED - CALLS - 2.5%
Options on Equities - 2.5%
Apple, Inc. Expiration: Jan 2015, Exercise Price: $ 570.00 (a)(e)	1	2,803
Apple, Inc. Expiration: Jan 2015, Exercise Price: $ 500.00 (a)(e)	2	8,880
Baidu, Inc. Expiration: Jan 2014, Exercise Price: $ 120.00 (a)(e)	12	3,780
Capita PLC Expiration: Dec 2013, Exercise Price: GBP 8.50 (a)(f)	9,392	10,796
Capita PLC Expiration: Dec 2013, Exercise Price: GBP 7.55 (a)(f)	12,160	27,938
Capita PLC Expiration: Dec 2013, Exercise Price: GBP 7.55 (a)(f)	7,210	16,565
Li & Fung Ltd. Expiration: Dec 2013, Exercise Price: HKD 12.00 (a)(f)	119,300	10,208

Company	Contracts		U.S. $ Value
UBS AG Expiration: Dec 2013, Exercise Price: CHF 12.00 (a)(e)		61	$18,410

Total Options Purchased - Calls (premiums paid $76,146)			99,380

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Consumer Non-Cyclical - 0.5%
Olam International Ltd. 6.75%, 1/29/18 (d) (cost $20,846)	U.S.$	22	20,700

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (g) (cost $7,380)		7,380	7,380

Total Investments Before Security Lending Collateral for Securities Loaned - 98.0% (cost $3,500,261)			3,943,089

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.09% (g) (cost $21,280)		21,280	21,280

Total Investments - 98.5% (cost $3,521,541) (h)			3,964,369	(i)
Other assets less liabilities - 1.5%			60,981

Net Assets - 100.0%			$4,025,350

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	USD	224	AUD	219	6/13/13	$3,276
HSBC BankUSA	GBP	283	USD	426	6/13/13	(4,112)
HSBC BankUSA	HKD	2,747	USD	354	6/13/13	283
Royal Bank of Canada	USD	287	CAD	297	6/13/13	4,425
Royal Bank of Scotland PLC	GBP	146	USD	217	6/13/13	(4,378)
State Street Bank & Trust Co.	GBP	37	USD	58	6/13/13	1,628
State Street Bank & Trust Co.	HKD	302	USD	39	6/13/13	30
State Street Bank & Trust Co.	SGD	44	USD	35	6/13/13	(260)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	31	AUD	30	6/13/13	$421
State Street Bank & Trust Co.	USD	23	CHF	22	6/13/13	5
State Street Bank & Trust Co.	USD	22	EUR	17	6/13/13	(325)
State Street Bank & Trust Co.	USD	25	NOK	140	6/13/13	(670)
State Street Bank & Trust Co.	USD	88	SEK	565	6/13/13	(1,123)
State Street Bank & Trust Co.	USD	139	SGD	173	6/13/13	618

						$(182)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Apple, Inc. (e)	1		$800.00	January 2015	$3,557	$(620)
Apple, Inc. (e)	2		650.00	January 2015	5,134	(3,260)
Capita PLC (f)	28,175	GBP	10.00	December 2013	706	(6,664)
Li & Fung Ltd. (f)	119,300	HKD	16.00	December 2013	1,974	(1,699)

					$11,371	$(12,243)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Apple, Inc. (e)	1		$440.00	January 2015	$6,497	$(7,973)
Apple, Inc. (e)	2		360.00	January 2015	6,344	(7,885)
Baidu, Inc. (e)	12		95.00	January 2014	21,683	(19,380)
Capita PLC (f)	9,392	GBP	7.00	December 2013	4,232	(2,157)
Li & Fung Ltd. (f)	119,300	HKD	8.00	December 2013	6,472	(4,000)

					$45,228	$(41,395)

DIVIDEND SWAP CONTRACTS

Dividend Yield On	Counterparty	Strike Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Total SA	Barclays Bank PLC	2.05%	12/18/15	$4,900
Total SA	Deutsche Bank AG	2.10%	12/18/15	285
UBS AG	Goldman Sachs International	0.30%	12/18/15	19,522

				$24,707

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Baidu, Inc.	274	0.50%	$23	11/15/16	Morgan Stanley & Co. International PLC	$698
Receive	Google, Inc.	30	0.15%	24	11/15/16	Morgan Stanley Capital Services	(478)
Receive	Google, Inc.	26	0.50%	21	11/15/16	Morgan Stanley Capital Services	(547)
Receive	Baidu, Inc.	170	0.50%	14	8/15/13	Morgan Stanley Capital Services	433
Receive	Baidu, Inc.	85	0.50%	7	8/15/13	Morgan Stanley Capital Services	216
Receive	Baidu, Inc.	240	0.50%	20	11/15/16	Morgan Stanley Capital Services	611
Receive	Google, Inc.	24	0.50%	20	8/15/13	Morgan Stanley Capital Services	(505)
Receive	Google, Inc.	180	0.50%	147	11/15/16	Morgan Stanley Capital Services	(3,786)
Receive	National Oilwell Varco, Inc.	480	0.50%	34	8/15/13	Morgan Stanley Capital Services	100
Receive	National Oilwell Varco, Inc.	310	0.50%	22	8/15/13	Morgan Stanley Capital Services	65
Receive	National Oilwell Varco, Inc.	310	0.50%	22	11/15/16	Morgan Stanley Capital Services	65
Receive	National Oilwell Varco, Inc.	310	0.50%	22	11/15/16	Morgan Stanley Capital Services	65
Receive	Philip Morris International, Inc.	410	0.50%	37	8/15/13	Morgan Stanley Capital Services	543
Receive	Philip Morris International, Inc.	240	0.50%	22	8/15/13	Morgan Stanley Capital Services	318
Receive	Philip Morris International, Inc.	260	0.50%	24	11/15/16	Morgan Stanley Capital Services	344

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	LG Electronics, Inc.	420	0.20%	$33,222	2/15/14	Credit Suisse Securities (Europe) Limited	$(870)
Pay	Carrefour SA	1,140	0.06%	25	2/15/14	Credit Suisse Securities (Europe) Limited	304
Pay	Carrefour SA	917	0.06%	20	2/15/14	Credit Suisse Securities (Europe) Limited	245
Pay	Carrefour SA	880	0.06%	19	2/15/14	Credit Suisse Securities (Europe) Limited	235
Pay	Carrefour SA	600	0.06%	13	2/15/14	Credit Suisse Securities (Europe) Limited	160
Pay	Carrefour SA	680	0.06%	15	2/15/17	Credit Suisse Securities (Europe) Limited	181
Pay	Telefonica SA	3,898	0.06%	45	2/15/14	Credit Suisse Securities (Europe) Limited	4,867
Pay	Linkedin Corp.	130	0.15%	23	11/15/16	Morgan Stanley & Co. International PLC	183
Pay	ZTE Corp.	14,400	0.01%	210	6/10/13	Morgan Stanley & Co. International PLC	2,182
Pay	ZTE Corp.	12,400	0.01%	181	6/10/13	Morgan Stanley & Co. International PLC	1,871
Pay	ZTE Corp.	9,600	0.01%	140	6/10/13	Morgan Stanley & Co. International PLC	1,448
Pay	L’ Oreal SA	280	0.12%	34	7/1/13	Morgan Stanley Capital Services	(1,223)
Pay	Linkedin Corp.	550	0.15%	98	11/15/16	Morgan Stanley Capital Services	780
Pay	Salesforce.com, Inc.	451	0.15%	80	11/15/16	Morgan Stanley Capital Services	(1,054)
Pay	Telefonica SA	1,330	0.12%	15	7/1/13	Morgan Stanley Capital Services	1,660
Pay	Telefonica SA	1,090	0.12%	12	7/1/13	Morgan Stanley Capital Services	1,361

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	ZTE Corp.	6,000	0.01%	$88	6/10/13	Morgan Stanley Capital Services	$894
Pay	ZTE Corp.	200	0.01%	3	6/10/13	Morgan Stanley Capital Services	31
Pay	LG Electronics, Inc.	260	0.14%	20,566	8/15/13	Morgan Stanley Capital Services LLC	(558)
Pay	LG Electronics, Inc.	540	0.14%	42,714	8/7/17	Morgan Stanley Capital Services LLC	(1,176)

							$9,663

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $131,541.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $417,278 or 10.4% of net assets.
(e)	One contract relates to 100 shares.
(f)	One contract relates to 1 share.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $606,799 and gross unrealized depreciation of investments was $(163,971), resulting in net unrealized appreciation of $442,828.
(i)	On March 29, 2013, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2013 for financial reporting purposes.

Currency	Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

GDR	-	Global Depositary Receipt

AllianceBernstein International Focus 40 Portfolio

COUNTRY BREAKDOWN*

March 31, 2013 (unaudited)

35.2%	United Kingdom
11.9%	India
10.9%	Hong Kong
7.4%	Singapore
6.2%	South Korea
4.5%	Switzerland
4.2%	France
3.8%	Japan
3.6%	Germany
2.9%	Portugal
2.8%	Brazil
2.2%	Sri Lanka
1.6%	Cyprus
2.6%	Other
0.2%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: China, South Africa and Turkey.

AllianceBernstein International Focus 40 Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$927,695		$	– 0	–	$927,695
Consumer Staples		115,698		618,829			– 0	–	734,527
Consumer Discretionary		110,795		485,828			– 0	–	596,623
Industrials		127,477		276,924			– 0	–	404,401
Information Technology		– 0	–	290,672			– 0	–	290,672
Materials		– 0	–	192,228			– 0	–	192,228
Health Care		– 0	–	98,817			– 0	–	98,817
Utilities		– 0	–	39,868			– 0	–	39,868
Energy		– 0	–	35,900			– 0	–	35,900
Warrants		3,912		– 0	–		490,986		494,898
Options Purchased - Calls		– 0	–	44,081			55,299		99,380
Corporates - Non-Investment Grades		– 0	–	– 0	–		20,700		20,700
Short-Term Investments		7,380		– 0	–		– 0	–	7,380

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	21,280		– 0	–	– 0	–	21,280

Total Investments in Securities	386,542		3,010,842+		566,985		3,964,369
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	10,765		– 0	–	10,765
Dividend Swap Contracts	– 0	–	– 0	–	24,707		24,707
Total Return Swap Contracts	– 0	–	19,860		– 0	–	19,860
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(10,947)		– 0	–	(10,947)
Call Options Written	– 0	–	(5,579)		(6,664)		(12,243)
Put Options Written	– 0	–	(39,238)		(2,157)		(41,395)
Total Return Swap Contracts	– 0	–	(10,197)		– 0	–	(10,197)

Total^(a)	$386,542		$2,975,506		$582,871		$3,944,919

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(a)	An amount of $65,598 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Options Purchased - Calls			Corporates - Non-Investment Grades
Balance as of 06/30/12	$270,293		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		31
Realized gain (loss)	5,624			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	99,965			38,778			(146)
Purchases	211,381			16,521			20,815
Sales	(96,277)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 3/31/13	$490,986			$55,299			$20,700

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$99,965			$38,778			$(146)

	Dividend Swap Contracts		Call Options Written			Put Options Written
Balance as of 6/30/12	$ – 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	24,707			(5,958)			2,076
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		(706)			(4,233)

	Dividend Swap Contracts		Call Options Written			Put Options Written
Transfers in to Level 3	$ – 0	–	$	– 0	–	$	– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 3/31/13	$24,707			$(6,664)			$(2,157)

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$24,707			$(5,958)			$2,076

	Total
Balance as of 6/30/12	$270,293
Accrued discounts/(premiums)	31
Realized gain (loss)	5,624
Change in unrealized appreciation/depreciation	159,422
Purchases	248,717
Sales	(101,216)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/13	$582,871

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$159,422

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at March 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Warrants	$490,986	Indicative Market Quotations	Broker Quote	$1.95 - $28.99
Options Purchased - Calls	$55,299	Indicative Market Quotations	Broker Quote	$0.76 - $1.51
Corporates - Non-Investment Grades	$20,700	Indicative Market Quotations	Broker Quote	$93.95
Dividend Swap Contracts	$24,707	Indicative Market Quotations	Broker Quote	$0.42 - $2.16
Options Written	($8,821)	Indicative Market Quotations	Broker Quote	$0.15 - $0.16

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Consumer Discretionary - 17.8%
Auto Components - 0.7%
Linamar Corp.	3,910	$93,223

Distributors - 0.9%
Inchcape PLC	16,700	127,872

Hotels, Restaurants & Leisure - 0.8%
Flight Centre Ltd. (a)	3,010	105,677

Household Durables - 3.2%
Berkeley Group Holdings PLC	5,100	158,384
De’Longhi SpA	7,360	116,030
Rinnai Corp. (a)	2,200	156,844

		431,258

Media - 1.0%
Kabel Deutschland Holding AG	1,390	128,329

Multiline Retail - 2.9%
Dollarama, Inc.	2,315	148,651
Hyundai Department Store Co., Ltd.	590	86,776
Mitra Adiperkasa Tbk PT	169,000	158,624

		394,051

Specialty Retail - 5.0%
Dufry AG (b)	960	119,584
Howden Joinery Group PLC	52,850	192,238
Mr. Price Group Ltd.	7,910	100,612
Sports Direct International PLC (b)	22,730	147,251
Super Retail Group Ltd.	9,200	118,770

		678,455

Textiles, Apparel & Luxury Goods - 3.3%
Arezzo Industria e Comercio SA	5,000	100,680
Brunello Cucinelli SpA (b)	6,447	135,921
Eclat Textile Co., Ltd.	16,000	70,274
Mulberry Group PLC	2,870	42,780
Tod’s SpA	660	94,770

		444,425

		2,403,290

Financials - 17.6%
Capital Markets - 5.3%
3i Group PLC	34,160	164,516
Ashmore Group PLC	17,520	93,403
Banca Generali SpA	7,460	142,008
Intermediate Capital Group PLC	22,480	145,030
Partners Group Holding AG	700	172,871

		717,828

Commercial Banks - 1.0%
Bank of Georgia Holdings PLC	5,720	134,057

Consumer Finance - 2.9%
Aeon Thana Sinsap Thailand PCL (NVDR)	20,300	76,944

Company	Shares	U.S. $ Value
Compartamos SAB de CV (a)	33,490	$61,522
Credito Real SAB de CV (b)	63,750	109,937
International Personal Finance PLC	20,600	139,746

		388,149

Diversified Financial Services - 3.6%
Bolsa Mexicana de Valores SAB de CV	61,480	176,106
Challenger Ltd./Australia	24,790	99,805
Intercorp Financial Services Inc. (c)	2,380	95,200
Warsaw Stock Exchange	9,080	109,293

		480,404

Insurance - 1.5%
Anadolu Hayat Emeklilik AS	35,210	116,923
Intact Financial Corp.	1,340	82,113

		199,036

Real Estate Investment Trusts (REITs) - 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	78,390	125,281

Real Estate Management & Development - 1.4%
Aliansce Shopping Centers SA	9,200	109,267
Countrywide PLC (b)	14,807	87,744

		197,011

Thrifts & Mortgage Finance - 1.0%
Paragon Group of Cos. PLC	27,170	133,913

		2,375,679

Industrials - 17.0%
Air Freight & Logistics - 1.1%
Yamato Holdings Co., Ltd.	8,000	145,108

Building Products - 0.6%
Kingspan Group PLC	6,600	81,336

Commercial Services & Supplies - 0.7%
Societe BIC SA	860	99,919

Construction & Engineering - 2.0%
China State Construction International Holdings Ltd.	84,000	115,281
Grana y Montero SA	35,240	155,110

		270,391

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	2,840	74,862

Machinery - 6.8%
Andritz AG	1,870	125,873
Hiwin Technologies Corp.	9,350	69,220
IHI Corp.	69,000	210,087
KUKA AG (b)	2,690	117,629
Makita Corp. (a)	2,700	120,371
Melrose Industries PLC	32,480	131,544
Nachi-Fujikoshi Corp.	32,000	138,186

		912,910

Company	Shares	U.S. $ Value
Professional Services - 0.5%
DKSH Holding AG (b)	750	$67,090

Road & Rail - 0.7%
Localiza Rent a Car SA	5,160	92,182

Trading Companies & Distributors - 3.2%
Barloworld Ltd.	10,650	111,065
Brenntag AG	795	124,312
Mills Estruturas e Servicos de Engenharia SA	4,300	69,370
MonotaRO Co., Ltd. (a)	2,600	127,186

		431,933

Transportation Infrastructure - 0.9%
OHL Mexico SAB de CV (a)(b)	43,800	121,101

		2,296,832

Consumer Staples - 14.2%
Beverages - 0.8%
Coca-Cola Embonor SA (Preference Shares)	34,590	111,143

Food & Staples Retailing - 6.5%
Bizim Toptan Satis Magazalari AS	7,270	124,305
Brazil Pharma SA	11,500	81,096
Clicks Group Ltd.	13,030	82,280
Eurocash SA	7,650	124,838
FamilyMart Co., Ltd.	2,000	91,415
Lawson, Inc.	1,100	84,460
Magnit OJSC	38	7,102
MARR SpA	10,050	110,349
Tsuruha Holdings, Inc.	1,700	166,052

		871,897

Food Products - 5.4%
Alicorp SA	41,910	156,151
Devro PLC	22,360	119,270
Mayora Indah Tbk PT	26,500	74,085
MHP SA (GDR) (b)(c)	3,800	67,450
Minerva SA/Brazil	14,000	90,759
Standard Foods Corp.	33,000	97,670
Thai Union Frozen Products PCL	53,800	116,657

		722,042

Household Products - 0.7%
Vinda International Holdings Ltd. (a)	67,000	95,760

Personal Products - 0.8%
Able C&C Co., Ltd.	924	72,354
Amorepacific Corp.	50	42,080

		114,434

		1,915,276

Information Technology - 6.9%
Computers & Peripherals - 0.6%
Casetek Holdings Ltd. (b)	16,000	77,050

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 1.7%
Anritsu Corp.	9,000	$141,102
Chroma ATE, Inc.	37,760	91,097

		232,199

Internet Software & Services - 1.4%
Mail.ru Group Ltd. (GDR) (c)	3,960	109,692
SINA Corp./China (b)	1,540	74,829

		184,521

IT Services - 2.1%
Computacenter PLC	14,140	116,269
Itochu Techno-Solutions Corp. (a)	3,400	168,328

		284,597

Semiconductors & Semiconductor Equipment - 0.4%
Hermes Microvision, Inc.	2,000	48,473

Software - 0.7%
GameLoft SE (b)	15,110	98,786

		925,626

Materials - 6.8%
Chemicals - 5.7%
Alpek SA de CV (a)	34,990	83,513
AZ Electronic Materials SA	19,650	113,704
Chr Hansen Holding A/S	4,230	157,102
Croda International PLC	2,090	87,298
Fuchs Petrolub AG (Preference Shares)	1,610	135,596
Kansai Paint Co., Ltd.	9,000	99,957
Phosagro OAO (GDR) (c)	6,110	86,151

		763,321

Metals & Mining - 1.1%
First Quantum Minerals Ltd.	3,340	63,522
Franco-Nevada Corp.	1,400	63,905
Kenmare Resources PLC (b)	61,219	27,035

		154,462

		917,783

Health Care - 6.8%
Health Care Equipment & Supplies - 3.8%
Ansell Ltd.	4,780	80,190
Draegerwerk AG & Co. KGaA (Preference Shares)	1,210	156,466
Elekta AB	9,710	147,291
Ginko International Co., Ltd.	8,000	132,173

		516,120

Life Sciences Tools & Services - 1.7%
Eurofins Scientific	590	124,047
Gerresheimer AG	1,830	105,283

		229,330

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.3%
Kalbe Farma Tbk PT	1,303,500	$166,469

		911,919

Energy - 4.7%
Energy Equipment & Services - 2.4%
John Wood Group PLC	9,340	123,406
ShawCor Ltd.	2,390	101,331
TGS Nopec Geophysical Co. ASA	2,710	102,712

		327,449

Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)(b)	9,680	68,376
Genel Energy PLC (b)	6,890	84,771
Ophir Energy PLC (b)	10,784	76,177
Pacific Rubiales Energy Corp.	3,390	71,547

		300,871

		628,320

Utilities - 2.8%
Electric Utilities - 0.7%
Emera, Inc.	2,940	101,584

Gas Utilities - 2.1%
Enagas SA	4,460	104,017
ENN Energy Holdings Ltd.	32,000	176,400

		280,417

		382,001

Total Common Stocks (cost $10,920,526)		12,756,726

WARRANTS - 4.3%
Financials - 2.2%
Commercial Banks - 0.6%
Commercial Bank of Qatar QSC/The, Deutsche Bank AG London, expiring 5/26/17 (b)	4,490	81,134

Diversified Financial Services - 0.8%
First Bank of Nigeria PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (b)	862,950	107,006

Real Estate Management & Development - 0.8%
Emaar Properties PJSC, Merril Lynch International, expiring 10/01/15 (b)	82,110	116,473

		304,613

Industrials - 0.9%
Construction & Engineering - 0.5%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (b)	33,980	70,957

Transportation Infrastructure - 0.4%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 12/17/14 (b)	19,870	50,724

		121,681

Company	Shares	U.S. $ Value
Utilities - 0.6%
Multi-Utilities - 0.6%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (b)	2,140	$80,807

Health Care - 0.6%
Pharmaceuticals - 0.6%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (b)(c)	6,850	79,216

Total Warrants (cost $525,826)		586,317

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (d) (cost $603,950)	603,950	603,950

Total Investments Before Security Lending Collateral for Securities Loaned - 103.4% (cost $12,050,302)		13,946,993

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AllianceBernstein Exchange Reserves-Class I, 0.09% (d) (cost $554,638)	554,638	554,638

Total Investments - 107.5% (cost $12,604,940) (e)		14,501,631	(f)
Other assets less liabilities - (7.5)%		(1,010,908)

Net Assets - 100.0%		$13,490,723

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $437,709 or 3.2% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,077,060 and gross unrealized depreciation of investments was $(180,369), resulting in net unrealized appreciation of $1,896,691.
(f)	On March 29, 2013, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2013 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein International Discovery Equity Portfolio

COUNTRY BREAKDOWN*

March 31, 2013 (unaudited)

16.7%	United Kingdom
11.8%	Japan
5.7%	Canada
5.5%	Germany
4.3%	Italy
4.2%	Taiwan
4.0%	Mexico
3.9%	Brazil
3.3%	China
2.9%	Peru
2.9%	Australia
2.9%	Indonesia
2.7%	South Africa
24.9%	Other
4.3%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Austria, Chile, Denmark, France, India, Ireland, Jersey (Channel Islands), Nigeria, Norway, Poland, Qatar, Russia, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein International Discovery Equity Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$385,334		$2,017,956		$	– 0	–	$2,403,290
Financials	798,833		1,576,846			– 0	–	2,375,679
Industrials	437,763		1,859,069			– 0	–	2,296,832
Consumer Staples	638,539		1,276,737			– 0	–	1,915,276
Information Technology	261,571		664,055			– 0	–	925,626
Materials	297,091		620,692			– 0	–	917,783
Health Care	– 0	–	911,919			– 0	–	911,919
Energy	172,878		455,442			– 0	–	628,320
Utilities	101,584		280,417			– 0	–	382,001
Warrants	– 0	–	116,473			469,844		586,317
Short-Term Investments	603,950		– 0	–		– 0	–	603,950
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	554,638		– 0	–		– 0	–	554,638

Total Investments in Securities	4,252,181		9,779,606+			469,844		14,501,631
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^(a)	$4,252,181		$9,779,606			$469,844		$14,501,631

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(a)	An amount of $166,168 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Financials			Warrants		Total
Balance as of 6/30/12		$56,153		$88,274		$144,427
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		(23,957)		(13,456)		(37,413)
Change in unrealized appreciation/depreciation		19,579		49,059		68,638
Purchases		19,707		408,323		428,030
Sales		(71,482)		(62,356)		(133,838)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/13	$	– 0	–	$469,844		$469,844

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$	– 0	–	$36,057		$36,057

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at March 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Warrants	$469,844	Indicative Market Quotations	Broker Quote	$0.12 - $37.76

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Equity Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.2%
Consumer Discretionary - 19.7%
Automobiles - 0.9%
General Motors Co. (a)	25,958	$722,152

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	23,358	1,316,223

Household Durables - 1.1%
Mohawk Industries, Inc. (a)	7,971	901,680

Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	3,748	998,804
priceline.com, Inc. (a)	1,359	934,897

		1,933,701

Leisure Equipment & Products - 1.5%
Mattel, Inc.	29,879	1,308,402

Media - 8.9%
Comcast Corp.-Class A	33,960	1,426,660
DISH Network Corp.-Class A	22,505	852,939
Liberty Media Corp. (a)	9,415	1,050,996
Time Warner Cable, Inc.-Class A	11,600	1,114,296
Time Warner, Inc.	21,642	1,247,012
Walt Disney Co. (The)	32,947	1,871,390

		7,563,293

Multiline Retail - 0.6%
Macy’s, Inc.	13,093	547,811

Specialty Retail - 2.5%
Home Depot, Inc. (The)	30,121	2,101,843

Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	3,534	375,311

		16,770,416

Financials - 15.9%
Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	5,144	756,940

Commercial Banks - 6.1%
US Bancorp	34,588	1,173,571
Wells Fargo & Co.	108,473	4,012,416

		5,185,987

Consumer Finance - 1.6%
American Express Co.	19,866	1,340,160

Diversified Financial Services - 2.4%
Bank of America Corp.	44,240	538,843
Citigroup, Inc.	12,400	548,576
JPMorgan Chase & Co.	19,706	935,247

		2,022,666

Insurance - 2.0%
Berkshire Hathaway, Inc. (a)	16,277	1,696,063

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	13,920	$1,070,726

Real Estate Management & Development - 0.6%
Realogy Holdings Corp. (a)	11,188	546,422

Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	87,136	933,227

		13,552,191

Consumer Staples - 15.5%
Beverages - 3.9%
Coca-Cola Co. (The)	32,454	1,312,440
PepsiCo, Inc.	25,451	2,013,428

		3,325,868

Food & Staples Retailing - 5.5%
CVS Caremark Corp.	22,953	1,262,185
Wal-Mart Stores, Inc.	45,743	3,422,949

		4,685,134

Food Products - 3.6%
ConAgra Foods, Inc.	40,099	1,435,945
Kraft Foods Group, Inc.	19,204	989,582
Pinnacle Foods, Inc. (a)	14,144	628,277

		3,053,804

Household Products - 1.7%
Procter & Gamble Co. (The)	18,869	1,454,045

Tobacco - 0.8%
Philip Morris International, Inc.	7,105	658,705

		13,177,556

Information Technology - 11.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	50,392	1,053,696
QUALCOMM, Inc.	12,145	813,108

		1,866,804

Computers & Peripherals - 2.7%
Apple, Inc.	2,451	1,084,886
Hewlett-Packard Co.	50,952	1,214,696

		2,299,582

Internet Software & Services - 2.1%
eBay, Inc. (a)	10,578	573,539
Google, Inc.-Class A (a)	1,558	1,237,099

		1,810,638

IT Services - 3.4%
International Business Machines Corp.	8,911	1,900,716
Visa, Inc.-Class A	5,752	976,920

		2,877,636

Company	Shares	U.S. $ Value
Software - 1.3%
Oracle Corp.	34,384	$1,111,979

		9,966,639

Industrials - 9.2%
Aerospace & Defense - 2.5%
Boeing Co. (The)	10,739	921,943
United Technologies Corp.	13,079	1,221,971

		2,143,914

Electrical Equipment - 1.1%
Eaton Corp. PLC	15,653	958,746

Industrial Conglomerates - 3.9%
Danaher Corp.	17,914	1,113,355
General Electric Co.	94,236	2,178,737

		3,292,092

Road & Rail - 1.7%
Union Pacific Corp.	10,020	1,426,948

		7,821,700

Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	14,358	1,706,018
EOG Resources, Inc.	9,093	1,164,540
Exxon Mobil Corp.	18,797	1,693,798
Kinder Morgan, Inc./DE	69,699	2,695,957

		7,260,313

Health Care - 5.6%
Pharmaceuticals - 5.6%
Johnson & Johnson	18,136	1,478,628
Merck & Co., Inc.	26,761	1,183,639
Pfizer, Inc.	73,018	2,107,300

		4,769,567

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	36,688	1,803,215

Wireless Telecommunication Services - 1.3%
SBA Communications Corp.-Class A (a)	15,569	1,121,279

		2,924,494

Utilities - 1.7%
Multi-Utilities - 1.7%
DTE Energy Co.	20,681	1,413,339

Total Common Stocks (cost $72,096,068)		77,656,215

INVESTMENT COMPANIES - 3.7%
Funds and Investment Trusts - 3.7%
Market Vectors Oil Service ETF	32,209	1,383,055
Health Care Select Sector SPDR Fund	39,436	1,812,084

Company	Shares	U.S. $ Value
Total Investment Companies (cost $2,912,032)		$3,195,139

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (b) (cost $982,260)	982,260	982,260

Total Investments - 96.1% (cost $75,990,360) (c)		81,833,614
Other assets less liabilities - 3.9%		3,335,584

Net Assets - 100.0%		$85,169,198

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,853,007 and gross unrealized depreciation of investments was $(9,753), resulting in net unrealized appreciation of $5,843,254.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Select US Equity Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$77,656,215		$	– 0	–	$	– 0	–	$77,656,215
Investment Companies	3,195,139			– 0	–		– 0	–	3,195,139
Short-Term Investments	982,260			– 0	–		– 0	–	982,260

Total Investments in Securities	81,833,614			– 0	–		– 0	–	81,833,614
Other Financial Instruments**:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$81,833,614		$	– 0	–	$	– 0	–	$81,833,614

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

AllianceBernstein Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.3%
Consumer Discretionary - 19.6%
Automobiles - 0.5%
General Motors Co. (a)	5,653	$157,267

Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	4,546	171,157
Las Vegas Sands Corp.	5,108	287,836
McDonald’s Corp.	931	92,811
Multimedia Games Holding Co., Inc. (a)	3,635	75,863
Norwegian Cruise Line Holdings Ltd. (a)	1,493	44,268
Wendy’s Co. (The)	22,129	125,471
Wynn Resorts Ltd.	432	54,069

		851,475

Household Durables - 1.0%
Mohawk Industries, Inc. (a)	1,743	197,168
Sony Corp. (Sponsored ADR)	2,048	35,635
Toll Brothers, Inc. (a)	2,021	69,199

		302,002

Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	820	218,522
ASOS PLC (a)	1,211	61,730
Liberty Ventures (a)	1,167	88,202
NetFlix, Inc. (a)	489	92,621
priceline.com, Inc. (a)	298	205,003

		666,078

Leisure Equipment & Products - 1.1%
LeapFrog Enterprises, Inc. (a)	6,263	53,611
Mattel, Inc.	6,532	286,037

		339,648

Media - 8.6%
Comcast Corp.-Class A	7,424	311,882
Discovery Communications, Inc.-Class A (a)	888	69,921
DISH Network Corp.-Class A	4,920	186,468
DreamWorks Animation SKG, Inc. (a)	2,888	54,756
Lamar Advertising Co. (a)	1,715	83,366
Liberty Media Corp. (a)	2,059	229,846
Lions Gate Entertainment Corp. (a)	4,402	104,635
Madison Square Garden, Inc. (a)	1,810	104,256
New York Times Co. (The)-Class A (a)	18,062	177,008
Regal Entertainment Group-Class A	4,140	69,014
Sirius XM Radio, Inc.	10,500	32,340
Sky Deutschland AG (a)	6,901	38,113
Starz - Liberty Capital (a)	446	9,879
Time Warner Cable, Inc.-Class A	2,538	243,800
Time Warner, Inc.	4,732	272,658
Viacom, Inc.	1,545	97,428
Viacom, Inc.-Class B	1,801	110,888

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	7,204	$409,187

		2,605,445

Multiline Retail - 0.9%
Dollar General Corp. (a)	2,645	133,784
Macy’s, Inc.	2,863	119,788

		253,572

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	1,738	111,962
Home Depot, Inc. (The)	6,586	459,571
Lowe’s Cos., Inc.	2,527	95,824

		667,357

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	777	82,991

		5,925,835

Consumer Staples - 12.5%
Beverages - 3.0%
Anheuser-Busch InBev NV (Sponsored ADR)	1,685	167,742
Coca-Cola Co. (The)	7,095	286,922
PepsiCo, Inc.	5,564	440,168

		894,832

Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	1,708	181,236
CVS Caremark Corp.	5,018	275,940
Wal-Mart Stores, Inc.	10,000	748,300

		1,205,476

Food Products - 3.8%
Campbell Soup Co.	3,222	146,150
ConAgra Foods, Inc.	8,768	313,982
General Mills, Inc.	4,150	204,637
Kellogg Co.	2,426	156,307
Kraft Foods Group, Inc.	4,199	216,374
Pinnacle Foods, Inc. (a)	4,740	105,275

		1,142,725

Household Products - 1.0%
Procter & Gamble Co. (The)	4,125	317,872

Tobacco - 0.7%
Altria Group, Inc.	2,180	74,970
Philip Morris International, Inc.	1,553	143,979

		218,949

		3,779,854

Financials - 9.8%
Capital Markets - 0.5%
Goldman Sachs Group, Inc. (The)	1,125	165,544

Commercial Banks - 3.7%
US Bancorp	7,562	256,578

Company	Shares	U.S. $ Value
Wells Fargo & Co.	23,716	$877,255

		1,133,833

Consumer Finance - 1.0%
American Express Co.	4,344	293,046

Diversified Financial Services - 1.5%
Bank of America Corp.	9,673	117,817
Citigroup, Inc.	2,711	119,935
JPMorgan Chase & Co.	4,307	204,410

		442,162

Insurance - 1.2%
Berkshire Hathaway, Inc. (a)	3,558	370,744

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	3,044	234,144

Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	2,528	123,468

Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	19,682	210,794

		2,973,735

Information Technology - 9.0%
Communications Equipment - 1.3%
Cisco Systems, Inc.	11,018	230,387
QUALCOMM, Inc.	2,655	177,752

		408,139

Computers & Peripherals - 1.7%
Apple, Inc.	537	237,692
Hewlett-Packard Co.	11,141	265,602

		503,294

Internet Software & Services - 2.1%
eBay, Inc. (a)	2,310	125,248
Facebook, Inc. (a)	2,109	53,948
Google, Inc.-Class A (a)	340	269,970
Yandex NV (a)	7,883	182,255

		631,421

IT Services - 2.1%
International Business Machines Corp.	1,944	414,655
Visa, Inc.-Class A	1,258	213,659

		628,314

Software - 1.8%
Microsoft Corp.	6,210	177,668
Oracle Corp.	7,502	242,614
TiVo, Inc. (a)	11,471	142,126

		562,408

		2,733,576

Company	Shares	U.S. $ Value
Energy - 6.5%
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	787	$55,680

Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	3,139	372,976
EOG Resources, Inc.	1,989	254,731
Exxon Mobil Corp.	4,112	370,532
Golar LNG Partners LP	3,895	128,535
Kinder Morgan, Inc./DE	15,239	589,445
Valero Energy Corp.	4,385	199,474

		1,915,693

		1,971,373

Industrials - 6.3%
Aerospace & Defense - 1.5%
Boeing Co. (The)	2,348	201,576
United Technologies Corp.	2,859	267,116

		468,692

Airlines - 0.7%
Delta Air Lines, Inc. (a)	11,978	197,757

Electrical Equipment - 0.7%
Eaton Corp. PLC	3,424	209,720

Industrial Conglomerates - 2.4%
Danaher Corp.	3,917	243,441
General Electric Co.	20,605	476,388

		719,829

Road & Rail - 1.0%
Union Pacific Corp.	2,191	312,020

		1,908,018

Health Care - 4.1%
Pharmaceuticals - 4.1%
Actavis, Inc. (a)	2,223	204,760
Johnson & Johnson	3,968	323,511
Merck & Co., Inc.	5,851	258,790
Pfizer, Inc.	15,965	460,750

		1,247,811

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	8,012	393,790

Wireless Telecommunication Services - 0.8%
SBA Communications Corp.-Class A (a)	3,404	245,156

		638,946

Utilities - 1.0%
Multi-Utilities - 1.0%
DTE Energy Co.	4,522	309,034

Company	Shares	U.S. $ Value
Materials - 0.4%
Containers & Packaging - 0.4%
Sealed Air Corp.	5,336	$128,651

Total Common Stocks (cost $20,792,966)		21,616,833

INVESTMENT COMPANIES - 2.6%
Funds and Investment Trusts - 2.6%
Health Care Select Sector SPDR Fund	8,689	399,260
iShares Nasdaq Biotechnology Index Fund	633	101,236
Market Vectors Oil Service ETF	7,042	302,383

Total Investment Companies (cost $780,112)		802,879

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Coinstar, Inc. Expiration: Apr 2013, Exercise Price: $ 52.50 (a)(b)	4	220
Hasbro, Inc. Expiration: Apr 2013, Exercise Price: $ 40.00 (a)(b)	3	22
Hasbro, Inc. Expiration: Jul 2013, Exercise Price: $ 40.00 (a)(b)	6	450
Interpublic Group of Cos., Inc. Expiration: Apr 2013, Exercise Price: $ 13.00 (a)(b)	10	250

Total Options Purchased - Puts (premiums paid $5,027)		942

	Shares
SHORT-TERM INVESTMENTS - 27.6%
Investment Companies - 27.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $8,357,163)	8,357,163	8,357,163

Total Investments Before Securities Sold Short - 101.5% (cost $29,935,268)		30,777,817

SECURITIES SOLD SHORT - (5.0)%
INVESTMENT COMPANIES - (3.3)%
Funds and Investment Trusts - (3.3)%
CurrencyShares Euro ETF (a)	(3,219)	(409,135)
CurrencyShares Japanese Yen ETF (a)	(1,137)	(118,305)
Financial Select Sector SPDR Fund	(17,087)	(310,812)
SPDR S&P 500 ETF Trust	(1,178)	(184,416)

Company	Shares	U.S. $ Value
Total Investment Companies (proceeds $1,020,088)		$(1,022,668)

COMMON STOCKS - (1.7)%
Consumer Discretionary - (1.6)%
Hotels, Restaurants & Leisure - (0.4)%
Bally Technologies, Inc. (a)	(1,112)	(57,791)
Carnival Corp.	(1,230)	(42,189)
International Speedway Corp.	(962)	(31,438)

		(131,418)

Leisure Equipment & Products - (0.1)%
Brunswick Corp.	(994)	(34,015)

Media - (1.0)%
Cinemark Holdings, Inc.	(1,544)	(45,455)
Imax Corp. (a)	(1,917)	(51,241)
Meredith Corp.	(1,007)	(38,528)
Omnicom Group, Inc.	(2,058)	(121,216)
Sinclair Broadcast Group, Inc.	(1,344)	(27,203)

		(283,643)

Specialty Retail - (0.1)%
GameStop Corp.-Class A	(998)	(27,914)

		(476,990)

Information Technology - (0.1)%
Electronic Equipment, Instruments & Components - 0.0%
RealD, Inc. (a)	(1,010)	(13,130)

Internet Software & Services - (0.1)%
Youku Tudou, Inc. (ADR) (a)	(1,280)	(21,466)

		(34,596)

Total Common Stocks (proceeds $492,220)		(511,586)

Total Securities Sold Short (proceeds $1,512,308)		(1,534,254)

Total Investments, Net of Securities Sold Short - 96.5% (cost $28,422,960)		29,243,563
Other assets less liabilities - 3.5% (d)		1,076,099

Net Assets - 100.0%		$30,319,662

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $907,968 and gross unrealized depreciation of investments was $(87,365), resulting in net unrealized appreciation of $820,603.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Select US Long/Short Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund ’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management ’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$5,825,992		$99,843		$	– 0	–	$5,925,835
Consumer Staples	3,779,854		– 0	–		– 0	–	3,779,854
Financials	2,973,735		– 0	–		– 0	–	2,973,735
Information Technology	2,733,576		– 0	–		– 0	–	2,733,576
Energy	1,971,373		– 0	–		– 0	–	1,971,373
Industrials	1,908,018		– 0	–		– 0	–	1,908,018
Health Care	1,247,811		– 0	–		– 0	–	1,247,811
Telecommunication Services	638,946		– 0	–		– 0	–	638,946
Utilities	309,034		– 0	–		– 0	–	309,034
Materials	128,651		– 0	–		– 0	–	128,651
Investment Companies	802,879		– 0	–		– 0	–	802,879
Options Purchased - Puts	– 0	–	942			– 0	–	942
Short-Term Investments	8,357,163		– 0	–		– 0	–	8,357,163
Liabilities:
Investment Companies	(1,022,668)		– 0	–		– 0	–	(1,022,668)
Common Stocks:
Consumer Discretionary	(476,990)		– 0	–		– 0	–	(476,990)
Information Technology	(34,596)		– 0	–		– 0	–	(34,596)

Total Investments in Securities	29,142,778		100,785+			– 0	–	29,243,563
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$29,142,778		$100,785		$	– 0	–	$29,243,563

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 29.7%
Communications Equipment - 3.5%
QUALCOMM, Inc.	19,914	$1,333,242

Computers & Peripherals - 2.3%
Apple, Inc.	1,969	871,539

Internet Software & Services - 11.3%
Akamai Technologies, Inc. (a)	14,650	516,998
eBay, Inc. (a)	13,923	754,905
Equinix, Inc. (a)	1,901	411,205
Facebook, Inc. (a)	22,729	581,408
Google, Inc.-Class A (a)	1,152	914,723
LinkedIn Corp. (a)	3,040	535,222
Rackspace Hosting, Inc. (a)	10,443	527,163

		4,241,624

Semiconductors & Semiconductor Equipment - 3.2%
NVIDIA Corp.	95,666	1,226,438

Software - 9.4%
Autodesk, Inc. (a)	15,991	659,469
Intuit, Inc.	10,583	694,774
NetSuite, Inc. (a)	5,370	429,922
Red Hat, Inc. (a)	17,689	894,356
Salesforce.com, Inc. (a)	4,732	846,224

		3,524,745

		11,197,588

Financials - 15.2%
Capital Markets - 5.6%
Charles Schwab Corp. (The)	41,474	733,675
Goldman Sachs Group, Inc. (The)	5,599	823,893
State Street Corp.	9,726	574,709

		2,132,277

Commercial Banks - 2.4%
Wells Fargo & Co.	24,055	889,794

Consumer Finance - 1.5%
American Express Co.	8,506	573,815

Diversified Financial Services - 3.5%
Citigroup, Inc.	9,723	430,146
IntercontinentalExchange, Inc. (a)	5,464	891,014

		1,321,160

Real Estate Investment Trusts (REITs) - 2.2%
ProLogis, Inc.	10,133	405,117
Weyerhaeuser Co.	13,323	418,076

		823,193

		5,740,239

Company	Shares	U.S. $ Value
Industrials - 13.9%
Aerospace & Defense - 1.1%
Boeing Co. (The)	4,981	$427,619

Electrical Equipment - 5.3%
Babcock & Wilcox Co. (The)	14,705	417,769
Emerson Electric Co.	14,261	796,762
Rockwell Automation, Inc.	8,810	760,743

		1,975,274

Machinery - 7.5%
Caterpillar, Inc.	7,747	673,757
Cummins, Inc.	7,285	843,676
Deere & Co.	7,930	681,821
Parker Hannifin Corp.	6,750	618,165

		2,817,419

		5,220,312

Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 2.1%
Yum! Brands, Inc.	11,224	807,455

Internet & Catalog Retail - 5.5%
Amazon.com, Inc. (a)	3,920	1,044,641
Ctrip.com International Ltd. (ADR) (a)	30,425	650,486
priceline.com, Inc. (a)	527	362,539

		2,057,666

Media - 1.5%
Walt Disney Co. (The)	10,287	584,302

Textiles, Apparel & Luxury Goods - 3.1%
Burberry Group PLC (Sponsored ADR)	9,656	389,426
Ralph Lauren Corp.	4,544	769,345

		1,158,771

		4,608,194

Energy - 10.6%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc.	7,624	539,398
Schlumberger Ltd.	11,508	861,834

		1,401,232

Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	4,651	406,730
Denbury Resources, Inc. (a)	26,253	489,619
EOG Resources, Inc.	3,832	490,764
Kinder Morgan, Inc./Delaware	10,375	401,305
Noble Energy, Inc.	7,023	812,280

		2,600,698

		4,001,930

Company	Shares	U.S. $ Value
Health Care - 10.3%
Health Care Equipment & Supplies - 2.1%
Intuitive Surgical, Inc. (a)	1,601	$786,395

Life Sciences Tools & Services - 5.3%
Illumina, Inc. (a)(b)	25,227	1,362,258
Thermo Fisher Scientific, Inc.	8,291	634,178

		1,996,436

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	13,098	539,507
Roche Holding AG (Sponsored ADR)	9,185	538,241

		1,077,748

		3,860,579

Materials - 5.6%
Chemicals - 1.2%
Monsanto Co.	4,084	431,393

Metals & Mining - 4.4%
Allegheny Technologies, Inc.	18,098	573,888
Freeport-McMoRan Copper & Gold, Inc.	15,374	508,879
Goldcorp, Inc.	17,132	576,149

		1,658,916

		2,090,309

Consumer Staples - 1.0%
Personal Products - 1.0%
Estee Lauder Cos., Inc. (The)-Class A	6,164	394,681

Total Common Stocks (cost $31,841,637)		37,113,832

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $590,770)	590,770	590,770

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $32,432,407)		37,704,602

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
Investment Companies - 3.7%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $1,393,792)	1,393,792	1,393,792

Company	Shares	U.S. $ Value
Total Investments - 103.8% (cost $33,826,199) (d)		$39,098,394
Other assets less liabilities - (3.8)%		(1,432,865)

Net Assets - 100.0%		$37,665,529

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,574,150 and gross unrealized depreciation of investments was $(301,955), resulting in net unrealized appreciation of $5,272,195.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$11,197,588		$	– 0	–	$	– 0	–	$11,197,588
Financials	5,740,239			– 0	–		– 0	–	5,740,239
Industrials	5,220,312			– 0	–		– 0	–	5,220,312
Consumer Discretionary	4,608,194			– 0	–		– 0	–	4,608,194
Energy	4,001,930			– 0	–		– 0	–	4,001,930
Health Care	3,322,338			538,241			– 0	–	3,860,579
Materials	2,090,309			– 0	–		– 0	–	2,090,309
Consumer Staples	394,681			– 0	–		– 0	–	394,681
Short-Term Investments	590,770			– 0	–		– 0	–	590,770
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,393,792			– 0	–		– 0	–	1,393,792

Total Investments in Securities	38,560,153			538,241+			– 0	–	39,098,394
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$38,560,153			$538,241		$	– 0	–	$39,098,394

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $396,383 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all Funds for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2013